Schedule of Investments (unaudited)	iShares® MSCI Taiwan ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.5%
China Airlines Ltd.(a)	14,589,000	$8,705,547
Eva Airways Corp.(a)	12,281,000	11,328,441
		20,033,988
Auto Components — 0.5%
Cheng Shin Rubber Industry Co. Ltd.	16,332,670	18,610,740

Banks — 11.8%
Chang Hwa Commercial Bank Ltd.	41,729,708	23,764,235
CTBC Financial Holding Co. Ltd.	93,331,325	70,110,317
E.Sun Financial Holding Co. Ltd.(a)	71,462,771	57,735,373
First Financial Holding Co. Ltd.	61,418,385	52,425,436
Hua Nan Financial Holdings Co. Ltd.	57,877,387	42,859,361
Mega Financial Holding Co. Ltd.(a)	58,454,652	60,878,133
Shanghai Commercial & Savings Bank Ltd. (The)	22,824,306	37,715,540
SinoPac Financial Holdings Co. Ltd.	69,468,441	41,185,297
Taishin Financial Holding Co. Ltd.	74,918,207	37,056,576
Taiwan Business Bank	10,424,000	4,418,450
Taiwan Cooperative Financial Holding Co. Ltd.(a)	58,888,933	51,135,033
		479,283,751
Biotechnology — 0.1%
PharmaEssentia Corp.(b)	152,000	2,606,656

Chemicals — 4.2%
Formosa Chemicals & Fibre Corp.	18,885,610	46,758,372
Formosa Plastics Corp.	20,692,518	60,693,287
Nan Ya Plastics Corp.(a)	25,704,938	64,292,331
		171,743,990
Communications Equipment — 0.8%
Accton Technology Corp.(a)	3,461,000	30,796,896

Construction Materials — 1.5%
Asia Cement Corp.(a)	17,425,136	23,414,393
Taiwan Cement Corp.(a)	32,618,645	35,957,028
		59,371,421
Diversified Financial Services — 2.4%
Chailease Holding Co. Ltd.	8,062,167	53,213,386
Yuanta Financial Holding Co. Ltd.(a)	58,043,306	42,707,521
		95,920,907
Diversified Telecommunication Services — 1.7%
Chunghwa Telecom Co. Ltd.(a)	19,120,648	70,381,388

Electrical Equipment — 0.9%
Voltronic Power Technology Corp.	329,000	18,672,176
Walsin Lihwa Corp.(a)	12,903,178	19,851,074
Ya Hsin Industrial Co. Ltd.(c)	6,845,461	2
		38,523,252
Electronic Equipment, Instruments & Components — 13.8%
AUO Corp.(a)	45,468,664	23,986,969
Delta Electronics Inc.(a)	9,763,180	96,545,261
E Ink Holdings Inc.(a)	4,673,000	28,019,890
Hon Hai Precision Industry Co. Ltd.(a)	57,920,296	189,647,622
Innolux Corp.	52,862,210	21,535,189
Largan Precision Co. Ltd.(a)	536,794	40,445,119
Nan Ya Printed Circuit Board Corp.(a)	1,917,000	17,165,947
Pacific Electric Wire & Cable Co. Ltd.(c)	197	—
Synnex Technology International Corp.	11,582,364	22,025,395
Unimicron Technology Corp.	7,543,000	38,830,952
WPG Holdings Ltd.(a)	15,206,604	24,004,758
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Yageo Corp.(a)	2,182,767	$33,185,540
Zhen Ding Technology Holding Ltd.	5,516,072	21,603,511
		556,996,153
Food & Staples Retailing — 0.8%
President Chain Store Corp.	3,731,215	32,986,153

Food Products — 1.3%
Uni-President Enterprises Corp.(a)	25,319,189	54,342,899

Household Durables — 0.4%
Nien Made Enterprise Co. Ltd.(a)	1,619,000	15,369,777

Industrial Conglomerates — 0.7%
Far Eastern New Century Corp.(a)	26,090,843	27,614,979

Insurance — 5.2%
Cathay Financial Holding Co. Ltd.(a)	42,864,315	60,998,404
China Development Financial Holding Corp.(a)	95,982,587	41,905,077
Fubon Financial Holding Co. Ltd.	39,811,823	79,074,982
Shin Kong Financial Holding Co. Ltd.(a)	100,325,273	29,143,038
		211,121,501
Internet & Direct Marketing Retail — 0.2%
momo.com Inc.	327,800	6,466,960

Leisure Products — 0.5%
Giant Manufacturing Co. Ltd.(a)	2,707,372	20,342,181

Machinery — 0.8%
Airtac International Group(a)	992,826	30,795,085

Marine — 1.4%
Evergreen Marine Corp. Taiwan Ltd.	5,832,013	31,310,618
Wan Hai Lines Ltd.	3,465,830	8,677,859
Yang Ming Marine Transport Corp.(a)	8,524,000	18,544,934
		58,533,411
Metals & Mining — 1.5%
China Steel Corp.(a)	64,771,977	61,487,017

Oil, Gas & Consumable Fuels — 0.6%
Formosa Petrochemical Corp.(a)	8,666,950	23,882,122

Real Estate Management & Development — 0.6%
Ruentex Development Co. Ltd.(a)	16,935,188	25,564,188

Semiconductors & Semiconductor Equipment — 35.6%
ASE Technology Holding Co. Ltd.	17,961,432	57,445,116
eMemory Technology Inc.(a)	347,000	16,934,981
Globalwafers Co. Ltd.	1,547,000	24,024,213
MediaTek Inc.	7,038,175	170,069,055
Nanya Technology Corp.(a)	10,798,000	20,150,378
Novatek Microelectronics Corp.(a)	3,341,544	32,741,356
Parade Technologies Ltd.(a)	360,000	9,447,893
Powerchip Semiconductor Manufacturing Corp.	13,304,000	14,589,655
Realtek Semiconductor Corp.(a)	2,950,063	30,668,691
Silergy Corp.(a)	1,859,000	27,890,486
Taiwan Semiconductor Manufacturing Co. Ltd.	55,758,882	895,479,219
United Microelectronics Corp.(a)	59,326,501	89,365,525
Vanguard International Semiconductor Corp.(a)	7,174,000	19,481,813
Win Semiconductors Corp.(a)	2,245,000	11,566,592
Winbond Electronics Corp.	28,558,000	19,935,932
		1,439,790,905
Specialty Retail — 1.0%
Hotai Motor Co. Ltd.(a)	1,829,000	38,806,967

Schedule of Investments (unaudited) (continued)	iShares® MSCI Taiwan ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 7.3%
Acer Inc.(a)	24,416,737	$19,595,836
Advantech Co. Ltd.(a)	2,685,827	29,236,114
Asustek Computer Inc.(a)	4,085,857	35,514,674
Catcher Technology Co. Ltd.(a)	4,665,743	27,831,317
Compal Electronics Inc.(a)	33,214,554	23,389,605
Inventec Corp.(a)	25,682,868	20,724,756
Lite-On Technology Corp.	14,986,071	31,982,502
Micro-Star International Co. Ltd.(a)	5,559,000	22,403,260
Pegatron Corp.(a)	12,344,037	24,919,772
Quanta Computer Inc.(a)	15,920,240	37,105,863
Wiwynn Corp.(a)	801,000	23,115,197
		295,818,896
Textiles, Apparel & Luxury Goods — 1.7%
Eclat Textile Co. Ltd.(a)	1,606,601	24,139,717
Feng TAY Enterprise Co. Ltd.(a)	3,619,747	22,119,706
Pou Chen Corp.	21,611,103	22,761,847
		69,021,270
Transportation Infrastructure — 0.4%
Taiwan High Speed Rail Corp.(a)	19,431,000	18,272,482

Wireless Telecommunication Services — 1.4%
Far EasTone Telecommunications Co. Ltd.	11,845,259	26,155,250
Taiwan Mobile Co. Ltd.(a)	10,531,609	32,621,101
		58,776,351

Total Long-Term Investments — 99.6%
(Cost: $1,941,868,081)		4,033,262,286
Security	Shares	Value

Short-Term Securities

Money Market Funds — 10.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	432,254,097	$432,297,323
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	2,810,000	2,810,000

Total Short-Term Securities — 10.8%
(Cost: $435,108,604)		435,107,323

Total Investments — 110.4%
(Cost: $2,376,976,685)		4,468,369,609

Liabilities in Excess of Other Assets — (10.4)%		(419,560,962)

Net Assets — 100.0%		$4,048,808,647

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$407,562,083	$24,790,502	(a)	$—		$72,063	$(127,325)	$432,297,323	432,254,097	$1,666,806	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,220,000	—		(410,000	)(a)	—	—	2,810,000	2,810,000	25,497		—
						$72,063	$(127,325)	$435,107,323		$1,692,303		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	206	12/29/22	$10,837	$434,539

Schedule of Investments (unaudited) (continued)	iShares® MSCI Taiwan ETF
November 30, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,606,656	$4,030,655,628	$2	$4,033,262,286
Money Market Funds	435,107,323	—	—	435,107,323
	$437,713,979	$4,030,655,628	$2	$4,468,369,609
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$434,539	$—	$434,539

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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